S000019850 [Member] Investment Strategy - CTIVP - Victory Sycamore Established Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap® Value Index (the Capitalization Index). The market capitalization range of the companies included within the Capitalization Index was $134.5 million to $116.7 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice. The Fund may invest in depositary receipts. As a result of the bottom-up stock selection process, Victory Capital Management Inc. from time to time may find more compelling investment opportunities in certain economic sectors, such as the industrials sector.